Business developments (Details 2) - Disposal Groups, Including Discontinued Operations, Name [Domain] - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	SFr 0	SFr 0	SFr (9)	SFr 0	SFr 6
Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations			SFr (9)		SFr 6